Deferred Revenue - Additional Information (Detail) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Dec. 10, 2018 EUR (€)	Dec. 10, 2018 USD ($)	Feb. 28, 2017 EUR (€)	Feb. 28, 2017 USD ($)	Jan. 23, 2017 EUR (€) shares	Jan. 23, 2017 USD ($) shares	Dec. 20, 2016 EUR (€) $ / shares	Jan. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)	[1]	Dec. 31, 2018 USD ($) shares	Jun. 01, 2017 shares	Dec. 20, 2016 USD ($)
Disclosure of deferred income [line items]
Total deferred revenue									€ 114,609,000		€ 128,486,000
Aggregate purchase price									50,713,000		€ 74,738,000	[1]	€ 50,547,000
Bottom of range [member]
Disclosure of deferred income [line items]
Revenue recognized									100,000
Upfront and Milestone Payments [member]
Disclosure of deferred income [line items]
Revenue recognized									900,000
Incyte Corporation [member]
Disclosure of deferred income [line items]
Non-refundable upfront payment receivable									€ 112,000,000						$ 120,000
Common shares issued | shares					3,200,000	3,200,000			3,200,000						3,200,000	3,200,000
Purchase price per share | $ / shares										$ 25.0
Aggregate purchase price					€ 74,700,000	$ 80,000		$ 80,000
Non-refundable upfront payment			€ 112,000,000	$ 120,000
Incyte collaboration agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue									€ 112,600,000
Non-refundable upfront payment									112,000,000	$ 120,000
Consideration from the issuance and sale of common shares | $										152,600
Simcere collaboration and license agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue									2,100,000
Non-refundable upfront payment									2,300,000	2,750
Milestone payments									600,000	800
ONO Research and License Agreement [member]
Disclosure of deferred income [line items]
Performance obligation recognized as revenue									1,200,000
Paid for full time equivalent funding									200,000
Compensate for research service									300,000
ONO Research and License Agreement [member] | Deferred revenue [member]
Disclosure of deferred income [line items]
Non-refundable upfront payment									700,000
Incyte share subscription agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue							€ 31,400,000										$ 32,600
Purchase price per common share | $ / shares							€ 25.0
Consideration from the issuance and sale of common shares									31,400,000	32,600
Betta Pharmaceuticals Co Ltd [member]
Disclosure of deferred income [line items]
Non-refundable upfront payment	€ 900,000	$ 1,000
Milestone payments	€ 10,500,000	$ 12,000							€ 10,500,000	$ 12,000

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.